SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION

20. SEGMENT INFORMATION

The Group's chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Following the further expansion of module business and entering into the wafer business in 2011, the Group operated and viewed its performance in three segments. However, on September 28, 2012, the module business was disposed (see Note 4). Therefore, only two segments in 2012 and the segment information in prior years were restated to be consistent with the current year reportable segments. The following tables summarized the Company's revenue and cost generated from different revenue streams. Substantially all of its revenues are derived in the PRC. The Group's long-lived assets and operations are substantially all located in the PRC.

The following table summarized the Group's revenue by segment:

Year ended December 31, 2010	Polysilicon	Wafer	Elimination	Total
Revenue - External	$217,921,352	$34,893,475	$-	$252,814,827
Revenue - Intersegment	-	-	-	-

Total revenue	217,921,352	34,893,475	-	252,814,827
Total cost	113,910,595	30,740,789	-	144,651,384

Gross profit (loss)	$104,010,757	$4,152,686	$-	$108,163,443

Year ended December 31, 2011	Polysilicon	Wafer	Elimination	Total
Revenue - External	$218,915,487	$13,254,092	$	$232,169,579
Revenue - Intersegment	1,696,573		(1,696,573)

Total revenue	220,612,060	13,254,092	(1,696,573)	232,169,579
Total cost	125,962,033	20,680,565	(1,696,573)	144,946,025

Gross profit (loss)	$94,650,027	$(7,426,473)	$-	$87,223,554

Year ended December 31, 2012	Polysilicon	Wafer	Elimination	Total
Revenue - External	$73,450,807	$13,407,594	$	$86,858,401
Revenue - Intersegment	6,067,339	-	(6,067,339)	-

Total revenue	79,518,146	13,407,594	(6,067,339)	86,858,401
Total cost	110,243,043	20,114,680	(6,067,339)	124,290,384

Gross loss	$(30,724,897)	$(6,707,086)	$-	$(37,431,983)

The following customers accounted for 10% or more of revenues:

	Year ended December 31,
	2010		2011	2012
Customer A		$33,763,866	$28,219,079		$21,749,284
Customer B		$30,273,322	$27,214,590	$	*
Customer D	$	*	$33,140,475	$	*
Customer G	$	*	$28,570,338	$	*

*	Represents less than 10%